UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               --------------


Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):  | |  is a restatement
                                           | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:          Swiss Re Financial Products Corporation
Address:       Park Avenue Plaza
               55 East 52nd Street
               New York, NY  10055


Form 13F File Number:  028-11927
                     -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Matt Hansen
Title:         Managing Director
Phone:         212-317-5346

Signature, Place and Date of Signing:


      /s/ Matt Hansen                 New York, New York          May 15, 2008
-----------------------------         --------------------        ------------
         [Signature]                     [City, State]                [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                  0
                                                        -----------------------

Form 13F Information Table Entry Total:                            88
                                                        -----------------------

Form 13F Information Table Value Total:                        $1,237,847
                                                        -----------------------
                                                             (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



         None

                                               SWISS RE FINANCIAL PRODUCTS CORPORATION
                                                              FORM 13F
                                                    Quarter Ended March 31, 2008

------------------------------------------------------------------------------------------------------------------------------------
                              CLASS                        VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
                              -----                        ------   -------  ---  ----  ----------   -----       ----------------
NAME OF ISSUER                TITLE            CUSIP     (X$1,000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED      NONE
--------------                -----            -----     ---------  --- ---  ---  ----  ----------  --------  ----  ------      ----
------------------------------------------------------------------------------------------------------------------------------------
A D C TELECOMMUNICATIONS      NOTE 3.500% 7/1  000886AF8    4946    5500000  PRN        DEFINED                                 NONE
A D C TELECOMMUNICATIONS      NOTE 3.500% 7/1  000886AE1    3632    4000000  PRN        DEFINED                                 NONE
ADAPTEC INC                   NOTE 0.750%12/2  00651FAG3    2412    2500000  PRN        DEFINED                                 NONE
ALPHA NATURAL RESOURCES INC   COM              02076X102    5864     135000  SH         DEFINED                135000
AMDOCS LTD                    ORD              G02602103   18859     665000  SH         DEFINED                665000
AMERICAN EAGLE OUTFITTERS NE  COM              02553E106    2977     170000  SH         DEFINED                170000
AMERICAN INTL GROUP INC       COM              026874107    8131     188000  SH         DEFINED                188000
AMGEN INC                     COM              031162100    1253      29983  SH         DEFINED                 29983
AMGEN INC                     NOTE 0.125% 2/0  031162AN0   77050   85000000  PRN        DEFINED                                 NONE
APPLE INC                     COM              037833100    6888      48000  SH         DEFINED                 48000
AT&T INC                      COM              00206R102   13214     345000  SH         DEFINED                345000
BOSTON PPTYS LTD PARTNERSHIP  NOTE 3.750% 5/1  10112RAG9   58584   50500000  PRN        DEFINED                                 NONE
BUCYRUS INTL INC NEW          CL A             118759109    4259      41900  SH         DEFINED                 41900
CABLEVISION SYS CORP          CL A NY CABLVS   12686C109    6007     280314  SH         DEFINED                280314
CHESAPEAKE ENERGY CORP        NOTE 2.500% 5/1  165167CA3    6318    5000000  PRN        DEFINED                                 NONE
CIENA CORP                    COM NEW          171779309    1945      63100  SH         DEFINED                 63100
CIT GROUP INC                 UNIT 99/99/9999  125581405    1250      50000  SH         DEFINED                 50000
CLEAR CHANNEL COMMUNICATIONS  COM              184502102    9643     330000  SH         DEFINED                330000
CLEAR CHANNEL OUTDOOR HLDGS   CL A             18451C109    2994     157500  SH         DEFINED                157500
CONTINENTAL AIRLS INC         NOTE 5.000% 6/1  210795PJ3    5523    4700000  PRN        DEFINED                                 NONE
CORNING INC                   COM              219350105    8654     360000  SH         DEFINED                360000
DEERE & CO                    COM              244199105    4215      52400  SH         DEFINED                 52400
DIRECTV GROUP INC             COM              25459L106    1983      80000  SH         DEFINED                 80000
DISH NETWORK CORP             CL A             25470M109     718      25000  SH         DEFINED                 25000
DOWNEY FINL CORP              COM              261018105    1011      55000  SH         DEFINED                 55000
DSW INC                       CL A             23334L102     319      24600  SH         DEFINED                 24600
EL PASO CORP                  COM              28336L109   15226     915000  SH         DEFINED                915000
EL PASO PIPELINE PARTNERS L   COM UNIT LPI     283702108    1196      52800  SH         DEFINED                 52800
ENPRO INDS INC                COM              29355X107     936      30000  SH         DEFINED                 30000
ENTERGY CORP NEW              COM              29364G103    2182      20000  SH         DEFINED                 20000
EXELON CORP                   COM              30161N101    5283      65000  SH         DEFINED                 65000
FIRSTENERGY CORP              COM              337932107   13724     200000  SH         DEFINED                200000
FOREST OIL CORP               COM PAR $0.01    346091705    1371      28000  SH         DEFINED                 28000
FOSTER WHEELER LTD            SHS NEW          G36535139    5888     104000  SH         DEFINED                104000
GANNETT CO INC                FRNT 7/1         364725AG6   24971   25000000  PRN        DEFINED                                 NONE
GENERAL MOLY INC              COM              370373102     559      70000  SH         DEFINED                 70000
GENERAL MTRS CORP             DEB SR CONV B    370442733    4915    7500000  SH         DEFINED               7500000
GILEAD SCIENCES INC           COM              375558103   14562     282596  SH         DEFINED                282596
GREAT ATLANTIC & PAC TEA INC  COM              390064103    1895      72265  SH         DEFINED                 72265
GREAT ATLANTIC & PAC TEA INC  NOTE 6.750%12/1  390064AK9    7399    7500000  PRN        DEFINED                                 NONE
HALLIBURTON CO                NOTE 3.125% 7/1  406216AM3  387933  184035000  PRN        DEFINED                                 NONE
HARBOR ACQUISITION CORPORATI  COM              41145X107     736     125000  SH         DEFINED                125000
HARBOR ACQUISITION CORPORATI  *W EXP 04/25/201 41145X115     157     507000  SH         DEFINED                507000
HEWLETT PACKARD CO            COM              428236103    2858      62600  SH         DEFINED                 62600
HORIZON LINES INC             COM              44044K101     837      45000  SH         DEFINED                 45000
ISHARES TR                    MSCI EAFE IDX    464287465    7578     105400  SH         DEFINED                105400
JUNIPER NETWORKS INC          NOTE 6/1         48203RAC8   49242   38813000  PRN        DEFINED                                 NONE
KRAFT FOODS INC               CL A             50075N104   11474     370000  SH         DEFINED                370000
MACYS INC                     COM              55616P104    2248      97500  SH         DEFINED                 97500
MADDEN STEVEN LTD             COM              556269108    3769     220000  SH         DEFINED                220000
MARINER ENERGY INC            COM              56845T305     613      22680  SH         DEFINED                 22680
MARRIOTT INTL INC NEW         CL A             571903202    4020     117000  SH         DEFINED                117000
MASTERCARD INC                CL A             57636Q104   10726      48100  SH         DEFINED                 48100
METLIFE INC                   COM              59156R108   12498     207400  SH         DEFINED                207400
MONSANTO CO NEW               COM              61166W101    5241      47000  SH         DEFINED                 47000
MOSAIC CO                     COM              61945A107    2565      25000  SH         DEFINED                 25000
MYLAN INC                     COM              628530107    4431     382000  SH         DEFINED                382000
NABORS INDS INC               NOTE 0.940% 5/1  629568AP1   56320   55000000  PRN        DEFINED                                 NONE
NABORS INDUSTRIES LTD         SHS              G6359F103   28604     847017  SH         DEFINED                847017
NOBLE CORPORATION             SHS              G65422100     454      10000  SH         DEFINED                 10000
NOKIA CORP                    SPONSORED ADR    654902204   10905     342600  SH         DEFINED                342600
PHILLIPS VAN HEUSEN CORP      COM              718592108    2844      75000  SH         DEFINED                 75000
PNM RES INC                   COM              69349H107     499      40000  SH         DEFINED                 40000
POWERWAVE TECHNOLOGIES INC    COM              739363109    4342    1702800  SH         DEFINED               1702800
PRINCIPAL FINANCIAL GROUP IN  COM              74251V102    3343      60000  SH         DEFINED                 60000
PRUDENTIAL FINL INC           FRNT 12/1        744320AG7    1938    2000000  SH         DEFINED               2000000
PRUDENTIAL FINL INC           COM              744320102    3070      39236  SH         DEFINED                 39236
QUALCOMM INC                  COM              747525103    2255      55000  SH         DEFINED                 55000
QWEST COMMUNICATIONS INTL IN  COM              749121109    3129     690800  SH         DEFINED                690800
SCHERING PLOUGH CORP          PFD CONV MAN07   806605705    6094      40000  SH         DEFINED                 40000
SELECT SECTOR SPDR TR         SBI INT-FINL     81369Y605    1489      60000  SH         DEFINED                 60000
SKECHERS U S A INC            CL A             830566105    3234     160000  SH         DEFINED                160000
SMURFIT-STONE CONTAINER CORP  COM              832727101    2308     299800  SH         DEFINED                299800
SPECTRA ENERGY CORP           COM              847560109    1365      60000  SH         DEFINED                 60000
STREETTRACKS GOLD TR          GOLD SHS         863307104    4971      55000  SH         DEFINED                 55000
SYMANTEC CORP                 COM              871503108    6994     420800  SH         DEFINED                420800
SYMANTEC CORP                 NOTE 0.750% 6/1  871503AD0   13431   12500000  PRN        DEFINED                                 NONE
TCF FINL CORP                 COM              872275102    2831     158000  SH         DEFINED                158000
TELLABS INC                   COM              879664100    9538    1750000  SH         DEFINED               1750000
TRANSOCEAN INC NEW            SHS              G90073100    6760      50000  SH         DEFINED                 50000
TRANSOCEAN SEDCO FOREX INC    NOTE 1.500%12/1  893830AV1   21858   20000000  PRN        DEFINED                                 NONE
TRANSOCEAN SEDCO FOREX INC    NOTE 1.500%12/1  893830AW9    5478    5000000  PRN        DEFINED                                 NONE
TRANSOCEAN SEDCO FOREX INC    NOTE 1.625%12/1  893830AU3    5465    5000000  PRN        DEFINED                                 NONE
UNION PAC CORP                COM              907818108    2746      21900  SH         DEFINED                 21900
USEC INC                      NOTE 3.000%10/0  90333EAC2   20656   35000000  PRN        DEFINED                                 NONE
V F CORP                      COM              918204108    3876      50000  SH         DEFINED                 50000
VORNADO RLTY L P              DEB 3.875% 4/1   929043AC1  130566  114825000  PRN        DEFINED                                 NONE
WET SEAL INC                  CL A             961840105    4802    1416400  SH         DEFINED               1416400
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